Non-Marketable Equity Securities - Additional Information (Detail) - USD ($) $ in Thousands	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Net unrealized loss	$ (645)	$ (645)
Other Expense [Member]
Net unrealized loss		$ 645